Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following is a summary of certain information related to The Murphy Oil Corporation 401(k) Plan (the Plan), which is sponsored by Murphy Oil Corporation (Murphy) and is administered by Murphy’s Employee Benefits Committee (the Committee). The Plan documents should be referred to for a complete description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Eligibility

The Plan is a defined contribution plan generally available to certain employees of Murphy Oil Corporation (Murphy) and participating subsidiaries (collectively, the Company). Employees are generally eligible to participate as soon as administratively practicable after commencing employment.

Contributions

Participants may contribute up to 60% of their eligible pay to the Plan in the form of pre-tax, Roth, after-tax and catch-up contributions, subject to certain Internal Revenue Service (IRS) limitations. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute eligible rollover distributions from other qualified retirement plans. Participants direct the investment of their contributions into various investment options offered by the Plan. Eligible employees are automatically enrolled in the Plan at a 6% salary deferral rate beginning 35 days after hire unless they elect a different contribution rate or opt out during the notice period.

Roth contributions became available under the Plan effective January 1, 2025. The Plan was subsequently amended to permit in-plan Roth rollover contributions effective July 16, 2025.

The Company makes matching contributions on eligible participant contributions up to a maximum of 6% of eligible pay. Company matching contributions are invested as directed by the participant.

Participant Accounts

Each participant’s account includes the participant’s contribution and allocations of (a) the Company’s contribution, (b) Plan earnings or losses, and (c) administrative expenses. Additionally, each participant’s account can be allocated revenue sharing credits upon the Company’s election.  Allocations are based on participant earnings or account balances, as defined. The amount to which a participant is entitled is the amount that can be provided from the participant’s vested account.
Vesting

Participants are immediately vested in their contributions, Company matching contributions, and the actual earnings or losses thereon.

Benefit Payments

Upon termination of employment, retirement, death or disability, a participant (or beneficiary) is entitled to receive the vested portion of the participant’s account. Benefits are generally distributed in the form of rollovers, lump sum distributions or installment payments.

The Plan also permits withdrawals of participant accounts under certain circumstances, including hardship withdrawal and in-service withdrawals, subject to Plan provisions and applicable regulations.

Participant account balances below specified thresholds may be distributed automatically or rolled over into an individual retirement account in accordance with Plan provisions.

Participant Loans

An eligible employee may borrow a minimum of $500 and a maximum equal to the lesser of (a) $50,000 less the highest outstanding loan balance(s) in the last twelve months or (b) 50% of their vested account balance. An eligible employee may have one general-purpose loan and one residential loan outstanding at any one time. The term of each loan will be in whole years, with maximums of 5 years for a general-purpose loan and 15 years for a residential loan. Loan repayments, including interest at the prime rate as of the beginning of the loan period, are made into the participant’s account through after-tax payroll deductions. Interest rates on outstanding notes receivable at December 31, 2025 range from 3.25% to 8.50%.

Administrative Expenses

Murphy pays certain costs of the Plan while employees pay administrative fees. Trustee fees and related expenses will be paid by the Plan. Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Administrative expenses of the Plan are netted directly from the participant accounts.

Certain investment options may generate revenue credits that are received by the Plan’s recordkeeper. To the extent such amounts exceed the Plan’s agreed-upon administrative fees, the excess is allocated to participant accounts. These amounts are reflected in the financial statements as a reduction of administrative expenses. For the year ended December 31, 2025, revenue credits of $75,305 were recognized as a reduction of administrative expenses.